Stock-based compensation - Options by exercise price range (Details) (Share option plan, CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	2,985,722
Options outstanding, weighted average remaining life	7 years 1 month 6 days	6 years 3 months 18 days
Options outstanding, weighted average exercise price	5.72
Number of options exercisable	1,122,362	1,031,774
Options exercisable, weighted average remaining life	4 years 2 months 12 days
Options exercisable, weighted average exercise price	8.82	8.82
$2.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	2.75
Number of options outstanding	705,600
Options outstanding, weighted average remaining life	9 years 6 months
Options outstanding, weighted average exercise price	2.75
Number of options exercisable	0
Options exercisable, weighted average remaining life	0 years
Options exercisable, weighted average exercise price	0.00
$2.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	2.79
Number of options outstanding	750,000
Options outstanding, weighted average remaining life	9 years 2 months 12 days
Options outstanding, weighted average exercise price	2.79
Number of options exercisable	0
Options exercisable, weighted average remaining life	0 years
Options exercisable, weighted average exercise price	0.00
$3.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	3.69
Number of options outstanding	115,840
Options outstanding, weighted average remaining life	6 years 4 months 24 days
Options outstanding, weighted average exercise price	3.69
Number of options exercisable	91,700
Options exercisable, weighted average remaining life	6 years 7 months 6 days
Options exercisable, weighted average exercise price	3.69
$4.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	4.90
Number of options outstanding	40,000
Options outstanding, weighted average remaining life	9 years
Options outstanding, weighted average exercise price	4.90
Number of options exercisable	0
Options exercisable, weighted average remaining life	0 years
Options exercisable, weighted average exercise price	0.00
$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	5.00
Number of options outstanding	403,982
Options outstanding, weighted average remaining life	1 year 9 months 18 days
Options outstanding, weighted average exercise price	5.00
Number of options exercisable	403,982
Options exercisable, weighted average remaining life	1 year 9 months 18 days
Options exercisable, weighted average exercise price	5.00
$6.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	6.56
Number of options outstanding	188,260
Options outstanding, weighted average remaining life	8 years 1 month 6 days
Options outstanding, weighted average exercise price	6.56
Number of options exercisable	42,140
Options exercisable, weighted average remaining life	7 years 4 months 24 days
Options exercisable, weighted average exercise price	6.56
$8.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	8.28
Number of options outstanding	80,000
Options outstanding, weighted average remaining life	6 years 2 months 12 days
Options outstanding, weighted average exercise price	8.28
Number of options exercisable	48,000
Options exercisable, weighted average remaining life	6 years 2 months 12 days
Options exercisable, weighted average exercise price	8.28
$8.58
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	8.58
Number of options outstanding	60,000
Options outstanding, weighted average remaining life	7 years 6 months
Options outstanding, weighted average exercise price	8.58
Number of options exercisable	24,000
Options exercisable, weighted average remaining life	7 years 6 months
Options exercisable, weighted average exercise price	8.58
$9.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	9.33
Number of options outstanding	125,560
Options outstanding, weighted average remaining life	6 years 6 months
Options outstanding, weighted average exercise price	9.33
Number of options exercisable	79,200
Options exercisable, weighted average remaining life	6 years 7 months 6 days
Options exercisable, weighted average exercise price	9.33
$10.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	10.13
Number of options outstanding	128,780
Options outstanding, weighted average remaining life	7 years 4 months 24 days
Options outstanding, weighted average exercise price	10.13
Number of options exercisable	55,640
Options exercisable, weighted average remaining life	7 years 3 months 18 days
Options exercisable, weighted average exercise price	10.13
$13.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	13.21
Number of options outstanding	75,000
Options outstanding, weighted average remaining life	4 years 9 months 18 days
Options outstanding, weighted average exercise price	13.21
Number of options exercisable	75,000
Options exercisable, weighted average remaining life	4 years 9 months 18 days
Options exercisable, weighted average exercise price	13.21
$13.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	13.50
Number of options outstanding	194,940
Options outstanding, weighted average remaining life	4 years 7 months 6 days
Options outstanding, weighted average exercise price	13.50
Number of options exercisable	194,940
Options exercisable, weighted average remaining life	4 years 7 months 6 days
Options exercisable, weighted average exercise price	13.50
$15.37
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	15.37
Number of options outstanding	40,000
Options outstanding, weighted average remaining life	5 years
Options outstanding, weighted average exercise price	15.37
Number of options exercisable	40,000
Options exercisable, weighted average remaining life	5 years
Options exercisable, weighted average exercise price	15.37
$16.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	16.46
Number of options outstanding	50,000
Options outstanding, weighted average remaining life	5 years
Options outstanding, weighted average exercise price	16.46
Number of options exercisable	40,000
Options exercisable, weighted average remaining life	5 years
Options exercisable, weighted average exercise price	16.46
$16.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	16.75
Number of options outstanding	27,760
Options outstanding, weighted average remaining life	3 years 6 months
Options outstanding, weighted average exercise price	16.75
Number of options exercisable	27,760
Options exercisable, weighted average remaining life	3 years 6 months
Options exercisable, weighted average exercise price	16.75